SHARE-BASED COMPENSATION (Details 2) (Nonvested shares, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Nonvested shares outstanding
Nonvested shares outstanding at the beginning of the period	2,752,366	1,487,418
Granted (in shares)	6,001,339	1,888,313	1,974,368
Forfeited (in shares)	(397,857)	(275,303)	(435,700)
Vested (in shares)	(788,064)	(348,062)	(51,250)
Nonvested shares outstanding at the end of the period	7,567,784	2,752,366	1,487,418
Nonvested shares vested and expected to vest at the end of the period (in shares)	7,099,086
Weighted average grant-date fair value
Nonvested shares outstanding at the beginning of the period (in dollars per share)	$ 2.19	$ 4.15
Granted (in dollars per share)	$ 1.69	$ 1.32	$ 4.24
Forfeited (in dollars per share)	$ 3.07	$ 4.30	$ 4.47
Vested (in dollars per share)	$ 2.15	$ 4.16	$ 4.84
Nonvested shares outstanding at the end of the period (in dollars per share)	$ 1.69	$ 2.19	$ 4.15
Nonvested shares vested and expected to vest at the end of the period (in dollars per share)	$ 1.68
Aggregate intrinsic value
Nonvested shares outstanding at the end of the period	$ 23,195
Nonvested shares vested and expected to vest at the end of the period	21,759
Additional disclosures
Total fair value of shares vested during the period	1,315	1,448	248
Share-based compensation expenses	3,482	1,414	867
Unrecognized compensation related to nonvested shares	$ 9,030
Weighted average period to recognize share-based compensation expenses related to nonvested shares	2 years 4 months 24 days
Minimum
SHARE-BASED COMPENSATION
Vesting period	1 year
Maximum
SHARE-BASED COMPENSATION
Vesting period	4 years
Performance condition
Number of Nonvested shares outstanding
Granted (in shares)	6,000,000